Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands		Share capital	Share premium	Reserve from share-based payment transaction	Foreign currency translation reserve	Transactions with non-controlling interests	Accumulated deficit	Total
Balance Begining at Dec. 31, 2016		$ 1,087	$ 26,600	$ 4,449	$ 321	$ 261	$ (32,145)	$ 573
Loss							(2,499)	(2,499)
Total other comprehensive (income) loss					439			439
Total comprehensive loss					439		(2,499)	(2,060)
Share-based payments				135				135
Issuance of shares	[1]	189	769					958
Issuance of shares	[2]	2,207	7,928					10,135
Issuance of shares	[3]	329	1,315					1,644
Balance Ending at Jun. 30, 2017		3,812	36,612	4,584	760	261	(34,644)	11,385
Balance Begining at Dec. 31, 2016		1,087	26,600	4,449	321	261	(32,145)	573
Loss							(6,244)	(6,244)
Total other comprehensive (income) loss					461			461
Total comprehensive loss					461		(6,244)	(5,783)
Share-based payments				862				862
Issuance of shares	[1]	189	769					958
Issuance of shares	[2]	2,207	7,928					10,135
Issuance of shares	[3]	329	1,315					1,644
Balance Ending at Dec. 31, 2017		3,812	36,612	5,311	782	261	(38,389)	8,389
Balance Begining at Mar. 31, 2017		3,483	35,297	4,513	636	261	(32,781)	11,409
Loss							(1,863)	(1,863)
Total other comprehensive (income) loss					124			124
Total comprehensive loss					124		(1,863)	(1,739)
Share-based payments				71				71
Issuance of shares	[3]	329	1,315					1,644
Balance Ending at Jun. 30, 2017		3,812	36,612	4,584	760	261	(34,644)	11,385
Balance Begining at Dec. 31, 2017		3,812	36,612	5,311	782	261	(38,389)	8,389
Loss							(3,262)	(3,262)
Total other comprehensive (income) loss					(350)			(350)
Total comprehensive loss					(350)		(3,262)	(3,612)
Share-based payments				376				376
Expiration of share options			377	(377)
Balance Ending at Jun. 30, 2018		3,812	36,989	5,310	432	261	(41,651)	5,153
Balance Begining at Mar. 31, 2018		3,812	36,829	5,332	698	261	(40,437)	6,495
Loss							(1,214)	(1,214)
Total other comprehensive (income) loss					(266)			(266)
Total comprehensive loss					(266)		(1,214)	(1,480)
Share-based payments				138				138
Expiration of share options			160	(160)
Balance Ending at Jun. 30, 2018		$ 3,812	$ 36,989	$ 5,310	$ 432	$ 261	$ (41,651)	$ 5,153

[1]	Net of issuance expenses of $61,000.
[2]	Net of issuance expenses of $1,865,000.
[3]	Net of issuance expenses of $156,000.